Consolidated Statements of Operations (Unaudited) (Parenthetical) - CAD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Income Statement [Abstract]
Net income from discontinued operations, net of taxes	$ 0	$ 0